EQUIPMENT (Details Narrative) - Ulaan Ovoo Coal Mine [Member] - CAD ($)		12 Months Ended
	Oct. 10, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Provision For Doubtful Debts			$ 470,278
Recovery Of Accounts Receivable		$ 81,321
Deferred Development Costs		$ 0	$ 0	$ 0
Production Royalty	$ 2
Lessee Payment	$ 100,000
Lease Description	Lease is valid for 3 years with an annual advance royalty payment (“ARP”) for the first year of US$100,000 which was due and paid upon signing, and US$150,000 and US$200,000 due on the 1st and 2nd anniversary of the Lease, respectively. The ARP can be credited towards the US$2.00 per tonne Production Royalty payments to be made to the Company as the Lessee starts to sell Ulaan Ovoo coal. The 3-year Lease will be extended upon mutual agreement and negotiations are in process as at the audit report date.